Loans Receivable, Net (Schedule of non-accrual loans by category) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 10,012,397		$ 18,404,118
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	2.70%	[1]	4.50%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	(8,391,721)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(45.60%)
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	4,607,613		3,757,801
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	1.30%	[1]	0.90%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	849,812
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	22.60%
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	33,055		86,991
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.00%	[1]	0.00%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	(53,936)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(62.00%)
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	4,972,667		13,913,190
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	1.40%	[1]	3.40%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	(8,940,523)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(64.30%)
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	399,062		646,136
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.10%	[1]	0.20%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ (247,074)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(38.20%)

[1]	PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS AND LOANS HELD FOR SALE.